Advances to Suppliers and Other Current Assets - Schedule of Advances to Suppliers and Other Current Asset (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Advances to Suppliers and Other Current Asset [Abstract]
Prepayment of projects	$ 23,123,392	$ 22,475,067
Interest receivable	1,500,000
Prepayments of land leases		521,363
Total	$ 24,623,392	$ 22,996,430